SEGMENT INFORMATION - Summary of Reportable Segments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues from external customers		$ 55,089	$ 24,268	$ 20,876
Europe, Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	[1]	45,155	20,755	18,903
North America [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	[2]	7,260	1,188	1,496
Israel [Member]
Segment Reporting Information [Line Items]
Revenues from external customers		2,591	2,133	83
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Revenues from external customers		$ 83	$ 192	$ 394

[1]	Includes revenues from Germany in the amount of $45,132, $20,754 and $18,758 in the years ended December 31, 2025, 2024 and 2023, respectively.
[2]	Includes revenues from United States in the amount of $7,242, $1,188 and $1,496 in the years ended December 31, 2025, 2024 and 2023, respectively.